NOTE 2. FIXED ASSETS, NET (SCHEDULE) (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment
Depreciable Life	5 years
Residual Value	500.00%
Furniture and Fixtures
Depreciable Life	7 years
Residual Value	500.00%